Effect of Derivative Instruments Designated as Cash Flow Hedges and Not Designated as Hedging Instruments - (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) in AOCL, taxes	$ (45)	$ (23)